Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity

A summary of stock option activity for the nine months ended September 30, 2016 (unaudited) is presented below (in thousands, except per share and contractual life data).

			Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)
Options outstanding at December 31, 2015	3,472	$8.01	6.39
Granted	690	$4.33
Exercised	(96)	$5.00
Forfeited or expired	(397)	$9.03

Options outstanding at September 30, 2016	3,669	$7.28	6.45

Options exercisable at September 30, 2016	1,934	$6.54	4.40

A summary of stock option activity for the years ended December 31, 2015, 2014 and 2013 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Options outstanding at December 31, 2012	2,727,503	$4.32
Granted	500	5.00
Exercised	(331,871)	1.05
Forfeited or expired	(155,564)	3.73
Options outstanding at December 31, 2013	2,240,568	$4.84
Granted	1,377,978	7.62
Exercised	(115,029)	4.40
Forfeited or expired	(251,890)	4.44
Options outstanding at December 31, 2014	3,251,627	$6.07
Granted	998,348	12.29
Exercised	(573,792)	4.85
Forfeited or expired	(204,037)	7.08
Options outstanding at December 31, 2015	3,472,146	$8.01	6.39

Options exercisable at December 31, 2015	1,571,255	$5.44	3.62

Schedule of restricted stock unit (RSU) activity

The following table summarizes Restricted Stock Unit (RSU) activity for the nine months ended September 30, 2016 (in thousands, except per share data):

		Weighted
		Average Grant
	Number	Date Fair Value
	of Awards	Per Share

Outstanding as of December 31, 2015	190	$12.43
Awarded	-	-
Vested	(48)	-
Forfeited/canceled	-	-
Outstanding as of September 30, 2016	142	$12.43

The following table summarizes Restricted Stock Unit (RSU) activity for the year ended December 31, 2015:

	Number of Awards	Weighted Average Grant Date Fair Value Per Share

Outstanding as of December 31, 2014	-	$-
Awarded	190,000	12.43
Vested	-	-
Forfeited/canceled	-	-
Outstanding as of December 31, 2015	190,000	$12.43

Schedule of stock-based compensation

The total stock-based compensation recognized for stock-based awards granted under the 2003 Plan and the 2011 Plan in the condensed consolidated statements of operations for the nine months ended September 30, 2016 and 2015 (unaudited) is as follows (in thousands):

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2015
Cost of sales	$245	$265
Research and development	238	217
Clinical and regulatory	136	206
Selling and marketing	59	312
General and administrative	1,903	918
Total	$2,581	$1,918

The total stock-based compensation recognized for stock-based awards granted in the consolidated statements of operations for the years ended December 31, 2015, 2014 and 2013 is as follows (in thousands):

	2015	2014	2013

Cost of sales	$279	$192	$153
Research and development	208	293	229
Clinical and regulatory	235	113	83
Selling and marketing	442	141	102
General and administrative	1,523	736	203
Total	$2,687	$1,475	$770

Schedule of option grant

The calculated value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013

Risk-free interest rate	1.93% – 2.21%	0.3% – 2.2%	1%
Expected dividend yield	0%	0%	0%
Expected volatility	47.5% – 50.4%	50.0% – 61.2%	61.2%
Expected term	6.25 – 6.5 years	1.5 – 6.5 years	6.5 years

Weighted-average grant date calculated fair value	$ 6.17	$ 4.73	$ 1.58

Schedule of exercise prices of common stock options outstanding and exercisable

The exercise prices of common stock options outstanding and exercisable are as follows at December 31, 2015:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)

$4.25	125,000	125,000
$4.88	16,500	—
$5.00	1,408,553	1,223,965
$7.00	252,095	51,969
$9.00	699,650	170,121
$9.01	34,000	—
$12.43	420,000	—
$12.46	246,000	—
$12.73	150,000	—
$13.09	116,348	—
$13.90	3,000	—
$14.06	1,000	200
	3,472,146	1,571,255